American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2023

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 9.2%
Adairs Ltd.	8,436	8,646
Adbri Ltd.(1)	2,263,151	3,052,936
Aeris Resources Ltd.(1)(2)	340,243	24,661
Alkane Resources Ltd.(1)	662,962	291,971
Alliance Aviation Services Ltd.(1)	50,306	96,125
Allkem Ltd.(1)	1,887	10,696
Appen Ltd.(1)(2)	318	131
Ardent Leisure Group Ltd.(1)(2)	13,644	3,814
ARN Media Ltd.	1,042	656
Aurelia Metals Ltd.(1)	2,367,164	171,227
Austal Ltd.(2)	1,957,803	2,421,293
Australian Agricultural Co. Ltd.(1)	242,313	214,880
Australian Finance Group Ltd.(2)	486,159	484,654
Bank of Queensland Ltd.(2)	5,179,230	18,821,514
Beach Energy Ltd.	19,168,136	18,676,201
Bega Cheese Ltd.	801,740	1,690,711
Bendigo & Adelaide Bank Ltd.	2,432,076	14,309,686
Brickworks Ltd.	5,120	84,887
Capricorn Metals Ltd.(1)	1,022,097	3,218,183
Cedar Woods Properties Ltd.	9,800	30,192
Challenger Ltd.	114,744	448,806
Champion Iron Ltd.	2,913,000	14,537,308
Cooper Energy Ltd.(1)	6,950,851	482,783
Coronado Global Resources, Inc.	9,100,614	9,813,314
Costa Group Holdings Ltd.	608,263	1,246,535
Credit Corp. Group Ltd.	215,369	1,834,176
CSR Ltd.	671,425	2,600,294
Emeco Holdings Ltd.(2)	600,927	241,765
EVT Ltd.	613,101	4,407,296
FleetPartners Group Ltd.(1)	2,016,055	3,752,836
Gold Road Resources Ltd.	315,266	403,623
GrainCorp Ltd., A Shares	2,375,425	11,968,977
Grange Resources Ltd.	4,372,654	1,239,936
GWA Group Ltd.	176,878	229,490
Harvey Norman Holdings Ltd.(2)	4,899,804	12,723,283
Helia Group Ltd.	3,985,141	10,859,411
Humm Group Ltd.(2)	498,202	144,699
Iluka Resources Ltd.	4,529,187	20,568,003
Infomedia Ltd.	474,182	468,001
Inghams Group Ltd.	3,812,303	9,561,857
Insignia Financial Ltd.(2)	860,428	1,195,828
JB Hi-Fi Ltd.	639,530	20,190,833
Jervois Global Ltd.(1)(2)	1,234,800	33,381
Karoon Energy Ltd.(1)	9,830,615	12,937,599
Lindsay Australia Ltd.(2)	45,635	34,024
Macmahon Holdings Ltd.	354,016	41,996
Magellan Financial Group Ltd.(2)	1,485,404	7,298,271
McMillan Shakespeare Ltd.	364,008	4,283,018
Metals X Ltd.(1)(2)	123,993	21,260

Metcash Ltd.	4,568	10,920
MMA Offshore Ltd.(1)	3,147,320	3,288,994
Myer Holdings Ltd.(2)	5,155,129	1,768,863
MyState Ltd.	59,449	120,664
New Hope Corp. Ltd.	4,505,646	15,436,129
nib holdings Ltd.	923,203	4,624,420
NRW Holdings Ltd.	5,372,686	9,899,179
OFX Group Ltd.(1)	82,787	78,455
Orora Ltd.	592,818	993,164
Pacific Current Group Ltd.	7,364	39,819
Perenti Ltd.(1)	10,299,212	7,129,607
Perseus Mining Ltd.	13,987,902	17,705,810
Platinum Asset Management Ltd.	3,236,092	2,622,682
Premier Investments Ltd.	753,616	12,138,663
Qube Holdings Ltd.	6,729,624	12,959,459
Ramelius Resources Ltd.	10,182,396	11,431,506
Regis Resources Ltd.(1)	8,064,430	10,307,721
Resimac Group Ltd.	18,160	10,678
Resolute Mining Ltd.(1)	19,806,188	5,672,611
Ridley Corp. Ltd.	2,665,200	4,042,402
Sandfire Resources Ltd.(1)	3,061,896	12,364,020
Servcorp Ltd.	22,553	49,943
Service Stream Ltd.(2)	14,277	8,472
Seven West Media Ltd.(1)	3,267,142	539,413
Sierra Rutile Holdings Ltd.(1)(2)	100,746	7,331
Sigma Healthcare Ltd.	1,592,431	736,189
Silver Lake Resources Ltd.(1)	10,073,847	7,234,479
Sims Ltd.	962,520	8,471,688
Solvar Ltd.(2)	84,557	58,249
Southern Cross Media Group Ltd.	723,915	501,445
Stanmore Resources Ltd.(1)	519,839	1,326,737
Star Entertainment Group Ltd. (Sydney)(1)	16,881,704	5,846,117
Super Retail Group Ltd.	1,769,762	16,222,798
Symbio Holdings Ltd.	3,813	7,338
Terracom Ltd.(2)	3,621,482	763,805
Viva Energy Group Ltd.	6,701,884	13,588,329
West African Resources Ltd.(1)	10,272,995	6,320,881
Westgold Resources Ltd.(1)	3,199,831	4,497,338
Whitehaven Coal Ltd.	1,748,108	8,200,960
		424,208,945
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	840,797	22,552,721
FACC AG(1)	9,903	61,860
Immofinanz AG(1)	203,922	4,209,154
Lenzing AG(1)	14,339	545,446
POLYTEC Holding AG	25,087	98,142
Porr Ag	108,341	1,418,679
Semperit AG Holding	86,208	1,326,916
UNIQA Insurance Group AG	742,870	6,123,205
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	291,943
		36,628,066
Belgium — 1.2%
AGFA-Gevaert NV(1)	1,903	2,818
Bekaert SA	511,582	23,746,785
bpost SA(2)	1,369,885	6,893,085

Cie d'Entreprises CFE	27,886	222,615
Deceuninck NV	143,893	355,768
Euronav NV	104,841	1,878,087
Gimv NV	25,299	1,209,394
KBC Ancora	347,073	13,698,903
Ontex Group NV(1)(2)	515	3,934
Proximus SADP	581,956	5,585,238
Tessenderlo Group SA(2)	95,935	2,882,291
VGP NV	3,190	328,403
		56,807,321
Canada — 9.2%
ADENTRA, Inc.	26,631	502,612
Advantage Energy Ltd.(1)	1,510,084	10,349,520
Aecon Group, Inc.(2)	363,181	3,083,271
Algoma Steel Group, Inc.(2)	26,943	226,751
Amerigo Resources Ltd.	10,260	10,434
Argonaut Gold, Inc.(1)	1,283,654	406,773
Aris Mining Corp.(1)	126,468	403,557
AutoCanada, Inc.(1)(2)	14,418	195,081
Baytex Energy Corp.(2)	2,779,081	10,711,223
Birchcliff Energy Ltd.(2)	2,041,908	9,781,055
Bird Construction, Inc.	161,952	1,420,265
Black Diamond Group Ltd.	24,600	154,458
Bonterra Energy Corp.(1)	30,504	136,003
Boralex, Inc., A Shares(2)	18,000	408,961
Calfrac Well Services Ltd.(1)	29,435	97,614
Calian Group Ltd.(2)	100	4,151
Calibre Mining Corp.(1)	756,094	724,361
Canacol Energy Ltd.(2)	18,683	97,067
Canadian Western Bank	630,078	13,604,986
Canfor Corp.(1)	226,132	2,674,689
Capital Power Corp.	433,864	11,798,210
Cardinal Energy Ltd.(2)	639,319	3,175,511
Cargojet, Inc.	29,775	2,158,712
Cascades, Inc.	123,984	1,122,019
Celestica, Inc.(1)	257,485	6,937,361
CES Energy Solutions Corp.	881,647	2,241,558
Chorus Aviation, Inc.(1)(2)	533,431	868,774
Corus Entertainment, Inc., B Shares(2)	862,275	368,562
Crescent Point Energy Corp.	2,399,738	16,888,977
Crew Energy, Inc.(1)(2)	1,497,468	5,308,096
Doman Building Materials Group Ltd.	160,420	790,899
Dorel Industries, Inc., Class B(1)(2)	61,775	228,990
Dundee Precious Metals, Inc.	378,119	2,792,109
Eldorado Gold Corp. (Toronto)(1)	448,385	5,885,063
Enerflex Ltd.	42,418	181,932
Enerplus Corp.	1,573,381	24,987,185
Ensign Energy Services, Inc.(1)(2)	774,458	1,187,128
EQB, Inc.	8,958	504,360
Equinox Gold Corp.(1)(2)	1,223,597	6,699,824
ERO Copper Corp.(1)(2)	86,839	1,070,009
Evertz Technologies Ltd.	300	2,708
First National Financial Corp.	2,148	58,174
Fortuna Silver Mines, Inc.(1)(2)	1,329,663	5,154,226
Freehold Royalties Ltd.(2)	519,576	5,333,795

Frontera Energy Corp.(1)	554,091	3,470,853
Gear Energy Ltd.(2)	1,343,901	663,557
goeasy Ltd.(2)	21,150	2,077,359
Headwater Exploration, Inc.(2)	1,147,985	6,006,628
High Liner Foods, Inc.	4	32
HLS Therapeutics, Inc.	2	5
Hudbay Minerals, Inc.	167,681	761,203
iA Financial Corp., Inc.	66,563	4,444,728
IAMGOLD Corp.(1)	2,453,433	6,219,691
InPlay Oil Corp.	30,300	52,028
Interfor Corp.(1)	169,990	2,600,680
International Petroleum Corp.(1)(2)	520,943	6,334,470
Journey Energy, Inc.(1)(2)	76,796	230,340
Kelt Exploration Ltd.(1)	1,286,726	6,362,748
Keyera Corp.(2)	10	252
Kinross Gold Corp.	2,764,558	16,298,658
Laurentian Bank of Canada	156,226	2,976,117
Linamar Corp.	6,503	276,088
Lundin Gold, Inc.	297,808	3,577,339
Lundin Mining Corp.(2)	273,872	1,897,194
Martinrea International, Inc.	741,452	6,546,000
MEG Energy Corp.(1)	1,076,577	20,358,131
Methanex Corp.	292,013	12,464,271
Mullen Group Ltd.	179,440	1,734,959
New Gold, Inc.(1)	3,775,401	5,230,667
North American Construction Group Ltd.	169,293	3,484,545
North West Co., Inc.	14	369
NuVista Energy Ltd.(1)	1,352,316	11,679,976
Obsidian Energy Ltd.(1)(2)	710,828	5,369,385
OceanaGold Corp.	3,933,749	6,899,534
Onex Corp.	47,353	3,203,163
Paramount Resources Ltd., A Shares	99,240	1,954,157
Parex Resources, Inc.	964,607	19,783,347
Pason Systems, Inc.	300,633	3,190,328
Peyto Exploration & Development Corp.(2)	1,548,621	14,277,054
Pine Cliff Energy Ltd.(2)	138,356	144,785
Precision Drilling Corp.(1)	71,010	4,107,428
Real Matters, Inc.(1)(2)	194,739	790,753
Russel Metals, Inc.	387,033	10,918,327
Secure Energy Services, Inc.	1,236,463	7,389,893
ShawCor Ltd.(1)	406,192	4,145,885
Sierra Metals, Inc.(1)(2)	3,100	1,805
Spartan Delta Corp.(2)	1,282,247	2,853,743
Stelco Holdings, Inc.	73,002	2,373,056
Surge Energy, Inc.(2)	935,340	5,307,578
Tamarack Valley Energy Ltd.(2)	4,481,887	12,154,718
Taseko Mines Ltd.(1)	92,602	111,918
Tidewater Midstream & Infrastructure Ltd.	356,684	262,857
Torex Gold Resources, Inc.(1)	706,485	7,601,371
Total Energy Services, Inc.	15,100	87,799
Transcontinental, Inc., Class A	17	139
Trican Well Service Ltd.	982,285	2,982,434
Vermilion Energy, Inc.(2)	1,622,261	20,491,215
Victoria Gold Corp.(1)	14,100	70,139
Wajax Corp.	2,755	54,270

West Fraser Timber Co. Ltd.	47	3,409
Western Forest Products, Inc.(2)	1,968,174	928,281
Whitecap Resources, Inc.(2)	313,151	2,164,675
Yangarra Resources Ltd.(1)	33,200	33,764
		426,143,112
China†
Solargiga Energy Holdings Ltd.	2,281,000	42,388
Denmark — 2.0%
Bang & Olufsen A/S(1)	24,456	34,605
D/S Norden A/S	360,544	16,358,682
Dfds A/S	288,473	8,924,261
H+H International A/S, B Shares(1)	14,021	156,977
Jyske Bank A/S(1)	71,996	4,984,714
Nilfisk Holding A/S(1)	2,605	41,601
NKT A/S(1)	242,810	15,077,713
NNIT A/S(1)	45,818	590,171
Per Aarsleff Holding A/S	106,934	5,058,891
Solar A/S, B Shares	12,692	804,567
Spar Nord Bank A/S	524,075	7,962,411
Sparekassen Sjaelland-Fyn A/S	5,583	162,646
Sydbank AS	511,511	22,481,138
TORM PLC, Class A	262,127	7,465,770
		90,104,147
Finland — 1.0%
Citycon Oyj(1)	218,974	1,240,422
Finnair Oyj(1)(2)	3,889,398	157,461
Harvia Oyj	48,522	1,321,285
HKScan Oyj, A Shares(1)(2)	81,043	64,899
Incap Oyj(1)	22,477	157,273
Kemira Oyj	266,805	4,487,884
Lassila & Tikanoja Oyj(2)	1,259	13,052
Marimekko Oyj	197,695	2,664,268
Metsa Board Oyj, Class B(2)	242,835	1,858,300
Nokian Renkaat Oyj	822,337	6,688,301
Outokumpu Oyj(2)	3,107,024	14,640,237
Puuilo Oyj	468,286	4,444,443
Suominen Oyj(2)	39,021	114,942
Tokmanni Group Corp.	558,189	7,850,364
Verkkokauppa.com Oyj(1)(2)	51,814	148,841
		45,851,972
France — 3.5%
AKWEL SADIR	3,614	61,097
ALD SA	143,498	988,537
APERAM SA	271,721	9,051,898
Biosynex(1)(2)	12,193	111,161
Bonduelle SCA	1,607	18,386
Catana Group	67,952	463,994
Cie des Alpes	218,232	3,353,587
Cie Plastic Omnium SE	300,957	3,741,893
Coface SA	768,769	9,352,055
Derichebourg SA	1,437,860	7,489,272
Eramet SA	72,054	5,556,059
Etablissements Maurel et Prom SA	813,798	5,724,122
Eurobio Scientific SA(1)(2)	26,767	478,701
Eutelsat Communications SA(1)(2)	2,415,217	9,971,435

Focus Entertainment(1)	2,042	48,893
Gaztransport Et Technigaz SA	869	117,217
Groupe LDLC(2)	5,951	142,610
Guillemot Corp.	967	7,261
ID Logistics Group SACA(1)	114	35,994
Imerys SA	68,092	1,982,375
Jacquet Metals SACA(2)	33,576	668,916
Kaufman & Broad SA	14,227	439,621
Maisons du Monde SA(2)	241,391	1,230,654
Mersen SA	11,668	424,995
Metropole Television SA	218,411	2,981,706
Nexans SA	151,985	11,966,922
Nexity SA	9,994	150,945
Novacyt SA(1)(2)	20,473	16,695
SES SA	3,310,368	19,686,787
SMCP SA(1)	175,089	663,621
Solutions 30 SE(1)(2)	122,821	316,213
Television Francaise 1 SA	805,681	6,205,408
Ubisoft Entertainment SA(1)	587,186	16,712,639
Vallourec SACA(1)	2,317,183	34,093,605
Vicat SACA	80,044	2,875,367
X-Fab Silicon Foundries SE(1)	480,085	5,513,345
		162,643,986
Germany — 4.5%
1&1 AG	280,337	5,125,640
7C Solarparken AG	96,998	372,360
Aroundtown SA(1)	3,313,285	7,802,261
Baader Bank AG	7,342	26,276
BayWa AG	71,487	2,313,381
Bertrandt AG	1,999	99,632
Borussia Dortmund GmbH & Co. KGaA(1)	158,695	629,998
CECONOMY AG(1)	216,162	518,099
Cewe Stiftung & Co. KGAA	17,941	1,915,289
Cliq Digital AG	794	16,249
CropEnergies AG	141,994	1,110,949
Deutsche Beteiligungs AG	3,870	108,819
Deutsche Pfandbriefbank AG(2)	1,089,504	6,715,227
Deutsche Rohstoff AG	2,596	98,857
Deutz AG	1,025,129	4,854,175
Draegerwerk AG & Co. KGaA	981	47,802
Draegerwerk AG & Co. KGaA, Preference Shares	17,140	965,318
Duerr AG	322,529	7,109,180
Elmos Semiconductor SE	46,133	3,989,026
ElringKlinger AG	550	3,514
Encavis AG(1)	446,902	6,654,198
Energiekontor AG	5,792	417,143
Fielmann AG	1,870	98,557
flatexDEGIRO AG(1)	678,114	7,900,169
Friedrich Vorwerk Group SE	24,807	350,236
Grand City Properties SA(1)	601,692	5,965,872
GRENKE AG	53,513	1,338,329
Hamburger Hafen und Logistik AG(1)	249,371	4,421,222
Heidelberger Druckmaschinen AG(1)	907,042	1,248,651
HelloFresh SE(1)	80,617	1,236,167
Hornbach Holding AG & Co. KGaA	76,452	4,941,615

Hugo Boss AG	13,874	972,443
Indus Holding AG	1,925	42,276
Instone Real Estate Group SE	78,979	529,235
JOST Werke SE	103,441	4,683,858
Jungheinrich AG, Preference Shares	422,725	13,758,674
Kloeckner & Co. SE(2)	174,488	1,831,765
Krones AG	146,131	16,511,097
Lang & Schwarz AG	30,027	254,515
Lanxess AG	229,951	5,594,171
METRO AG(1)	386,672	2,590,795
MLP SE	7,232	39,531
Mutares SE & Co. KGaA	117,497	4,084,001
Norma Group SE	25,847	437,598
OHB SE(1)	484	22,348
SAF-Holland SE	327,843	5,289,674
Salzgitter AG	46,776	1,387,465
Schaeffler AG, Preference Shares	662,347	3,666,892
SGL Carbon SE(1)(2)	216,242	1,433,563
Siltronic AG	221,765	21,131,522
SMA Solar Technology AG(1)	15,295	930,991
Stabilus SE	7,877	492,947
Steico SE(2)	1,425	45,678
STO SE & Co. KGaA, Preference Shares	8,491	1,124,132
SUESS MicroTec SE	2,405	69,875
TAG Immobilien AG(1)	1,959,100	26,842,034
thyssenkrupp AG	245,103	1,848,524
Vitesco Technologies Group AG, Class A(1)	115,514	11,805,623
Vossloh AG	782	33,751
Wacker Neuson SE	171,432	3,177,299
Wuestenrot & Wuerttembergische AG	51,661	737,031
		209,763,519
Hong Kong — 1.5%
AMTD IDEA Group(1)	26,417	47,551
AustAsia Group Ltd.(1)	403,380	87,852
Bank of East Asia Ltd.	103,800	125,808
BOCOM International Holdings Co. Ltd.(1)	40,000	1,967
Bright Smart Securities & Commodities Group Ltd.	6,346,000	1,079,854
Cafe de Coral Holdings Ltd.	1,568,000	1,927,588
Central Wealth Group Holdings Ltd.(1)	22,848,000	61,220
Chia Tai Enterprises International Ltd.(1)	132,000	17,306
Chow Sang Sang Holdings International Ltd.	196,000	220,609
CMBC Capital Holdings Ltd.(1)(2)	1,249,000	52,807
Crystal International Group Ltd.	34,500	11,736
CSC Holdings Ltd.(1)	55,610,000	178,079
CSI Properties Ltd.	80,000	1,016
Dah Sing Banking Group Ltd.	349,200	226,526
Dah Sing Financial Holdings Ltd.	153,200	315,968
E-Commodities Holdings Ltd.	20,630,000	3,771,057
FSE Lifestyle Services Ltd.	27,000	19,399
Guotai Junan International Holdings Ltd.	130,000	10,313
Hang Lung Group Ltd.	2,575,000	3,446,904
Hengdeli Holdings Ltd.	12,000	218
IRC Ltd.(1)(2)	4,792,000	58,973
Jinhui Shipping & Transportation Ltd.	2,826	1,657
Johnson Electric Holdings Ltd.	2,085,820	3,227,467

K Wah International Holdings Ltd.	2,713,000	642,320
Luk Fook Holdings International Ltd.	63,000	175,762
Oriental Watch Holdings	1,164,000	621,365
Pacific Basin Shipping Ltd.	117,879,000	35,767,938
Pacific Textiles Holdings Ltd.	377,000	70,208
PC Partner Group Ltd.	2,066,000	801,858
Regina Miracle International Holdings Ltd.	194,000	54,492
Shun Tak Holdings Ltd.(1)	4,804,000	645,321
Singamas Container Holdings Ltd.	4,050,000	258,759
SmarTone Telecommunications Holdings Ltd.	126,000	61,330
Soundwill Holdings Ltd.	500	371
Sun Hung Kai & Co. Ltd.	750,000	211,404
SUNeVision Holdings Ltd.	159,000	58,444
Tai Hing Group Holdings Ltd.	245,000	26,311
Tam Jai International Co. Ltd.	490,000	79,018
Ten Pao Group Holdings Ltd.	412,000	54,469
Texhong International Group Ltd.(1)(2)	1,201,500	811,251
Texwinca Holdings Ltd.	440,000	56,919
United Energy Group Ltd.(2)	2,430,000	229,461
United Laboratories International Holdings Ltd.	11,526,000	11,818,036
Yue Yuen Industrial Holdings Ltd.	2,675,500	3,067,528
		70,404,440
Ireland — 0.3%
Dalata Hotel Group PLC	889,227	3,992,640
Glenveagh Properties PLC(1)	6,777,945	7,916,937
Origin Enterprises PLC	76,676	289,123
		12,198,700
Israel — 2.6%
Adgar Investment & Development Ltd.	2,040	2,510
AFI Properties Ltd.(1)	546	21,445
Africa Israel Residences Ltd.	9,079	472,236
Airport City Ltd.(1)	64,686	1,013,365
Alony Hetz Properties & Investments Ltd.	785,491	5,355,925
Azorim-Investment Development & Construction Co. Ltd.(1)	16,839	63,843
Big Shopping Centers Ltd.(1)	51,424	4,596,592
Clal Insurance Enterprises Holdings Ltd.(1)	625,397	9,208,671
Delek Group Ltd.	98,419	12,690,636
Energix-Renewable Energies Ltd.	17,013	53,732
Equital Ltd.(1)	35,625	1,000,367
Fattal Holdings 1998 Ltd.(1)	36,658	3,765,354
FIBI Holdings Ltd.	173,338	7,478,380
First International Bank of Israel Ltd.	36,753	1,470,557
G City Ltd.	324,500	1,026,159
Harel Insurance Investments & Financial Services Ltd.	1,173,132	8,742,838
IDI Insurance Co. Ltd.	3,828	93,771
Ilex Medical Ltd.	729	10,840
Inrom Construction Industries Ltd.	1,008	2,688
Isracard Ltd.	1,993,583	7,791,244
Israel Corp. Ltd.(1)	20,360	5,104,475
Isras Investment Co. Ltd.	2,215	417,718
Ituran Location & Control Ltd.	25	671
M Yochananof & Sons Ltd.	4,089	153,364
Menora Mivtachim Holdings Ltd.	220,754	5,204,013
Migdal Insurance & Financial Holdings Ltd.	2,413,511	2,743,261
Naphtha Israel Petroleum Corp. Ltd.	10,798	50,264

Nawi Brothers Ltd.	9,923	61,700
Oil Refineries Ltd.	26,035,748	8,174,300
Partner Communications Co. Ltd.(1)	1,090,577	4,766,603
Paz Oil Co. Ltd.(1)	34,486	2,953,510
Phoenix Holdings Ltd.	579,237	5,519,713
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,768	325,585
Scope Metals Group Ltd.(1)	74	1,940
Shikun & Binui Ltd.(1)	2,380,426	6,204,752
Shufersal Ltd.(1)	747,617	3,417,716
Summit Real Estate Holdings Ltd.(1)	10,601	134,339
Tera Light Ltd.(1)	22,703	41,003
Tower Semiconductor Ltd.(1)	342	9,377
Victory Supermarket Chain Ltd.	1,418	12,910
YH Dimri Construction & Development Ltd.	14,333	928,378
ZIM Integrated Shipping Services Ltd.(2)	1,076,627	7,536,389
		118,623,134
Italy — 3.8%
Aeffe SpA(1)(2)	46,086	38,410
Arnoldo Mondadori Editore SpA	125,814	283,814
Banca IFIS SpA	368,834	6,313,763
Banca Popolare di Sondrio SpA	3,779,831	23,427,583
Banco di Desio e della Brianza SpA	118,022	488,194
BFF Bank SpA	396,526	4,543,104
Biesse SpA	32,758	407,262
BPER Banca	1,560,955	5,840,676
Cementir Holding NV	1,140	10,934
Credito Emiliano SpA	7,646	67,995
d'Amico International Shipping SA	1,093,961	6,477,451
Danieli & C Officine Meccaniche SpA	17,576	521,564
Danieli & C Officine Meccaniche SpA, Preference Shares	172,480	3,810,617
Digital Bros SpA(2)	140,057	1,532,202
Enav SpA	769	2,748
Esprinet SpA(2)	45,414	239,241
Fila SpA	11,396	99,557
Fincantieri SpA(1)(2)	5,685,686	3,295,482
FNM SpA	66,723	30,241
Geox SpA(1)(2)	68,174	52,904
Iveco Group NV(1)	4,407,777	35,855,837
MFE-MediaForEurope NV, Class A	1,981,310	4,806,692
MFE-MediaForEurope NV, Class B(2)	597,948	2,056,522
Newlat Food SpA(1)	15,806	112,035
Orsero SpA	10,107	184,417
OVS SpA	5,131,987	11,108,759
RAI Way SpA	161,144	856,813
Saipem SpA(1)	20,149,333	32,388,118
Sanlorenzo SpA	3,410	148,047
Saras SpA	6,356,593	10,334,422
Sogefi SpA(1)	31,822	54,414
Spaxs SpA	7,758	44,833
Tesmec SpA(1)(2)	1,690,861	216,708
Webuild SpA(2)	8,604,759	17,333,556
		172,984,915
Japan — 29.8%
77 Bank Ltd.	376,600	8,768,336
A&D HOLON Holdings Co. Ltd.	63,100	798,232

Adastria Co. Ltd.	149,900	3,849,031
AEON Financial Service Co. Ltd.	1,207,200	10,343,970
Aeon Mall Co. Ltd.	120,600	1,401,347
AFC-HD AMS Life Science Co. Ltd.	30,000	163,862
Ahresty Corp.	95,600	529,491
Aichi Steel Corp.	52,900	1,231,177
Air Water, Inc.	310,600	4,075,634
Airport Facilities Co. Ltd.	2,000	7,636
Aisan Industry Co. Ltd.	503,800	4,471,902
Akatsuki, Inc.	37,900	591,467
Akebono Brake Industry Co. Ltd.(1)	9,300	7,430
Alconix Corp.	14,300	127,695
Alfresa Holdings Corp.	29,700	478,291
Alleanza Holdings Co. Ltd.	3,200	21,909
Alps Alpine Co. Ltd.	1,742,800	15,256,869
Amuse, Inc.	2,500	25,496
AOKI Holdings, Inc.	176,200	1,409,886
Aoyama Trading Co. Ltd.	423,000	4,531,422
Arata Corp.	152,000	6,425,136
Arclands Corp.	103,100	1,147,425
Arcs Co. Ltd.	327,400	6,012,622
ARE Holdings, Inc.	356,600	4,595,421
Asahi Yukizai Corp.	61,800	1,769,819
Asanuma Corp.	26,100	651,970
Asia Pile Holdings Corp.	50,600	241,847
Autobacs Seven Co. Ltd.	31,700	330,730
Avex, Inc.	225,000	2,113,933
Awa Bank Ltd.	228,700	3,862,624
Axial Retailing, Inc.	113,500	2,987,605
Bando Chemical Industries Ltd.	306,600	3,240,525
Bank of Nagoya Ltd.	99,800	3,761,546
Bank of the Ryukyus Ltd.	276,700	2,096,811
Beenos, Inc.	18,300	185,383
Belc Co. Ltd.	9,900	426,309
Bell System24 Holdings, Inc.(1)(2)	13,300	149,562
Belluna Co. Ltd.	84,000	355,393
BML, Inc.	149,100	2,957,493
Bunka Shutter Co. Ltd.	579,300	5,408,387
Canon Electronics, Inc.	19,000	253,101
Careerlink Co. Ltd.	8,300	122,751
Cawachi Ltd.	40,900	704,407
Central Glass Co. Ltd.	114,300	2,104,250
Chiba Kogyo Bank Ltd.	344,000	1,935,423
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	19,385
Chori Co. Ltd.	53,600	1,008,964
Chubu Shiryo Co. Ltd.	5,400	39,628
Chubu Steel Plate Co. Ltd.	82,400	1,096,466
Chugin Financial Group, Inc.	94,800	678,857
CMIC Holdings Co. Ltd.	36,800	657,383
CMK Corp.	218,400	1,110,140
Coca-Cola Bottlers Japan Holdings, Inc.	509,900	6,991,730
Cosmo Energy Holdings Co. Ltd.	497,400	18,902,235
Credit Saison Co. Ltd.	1,013,200	17,090,051
CTI Engineering Co. Ltd.	66,300	2,178,303
Cybernet Systems Co. Ltd.	2,300	16,963

Dai-Dan Co. Ltd.	18,900	188,955
Daido Steel Co. Ltd.	76,400	3,537,753
Daiho Corp.	200	4,933
Daiichi Jitsugyo Co. Ltd.	94,600	1,225,135
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,022
Daiki Aluminium Industry Co. Ltd.	126,500	1,032,915
Daikoku Denki Co. Ltd.(2)	63,300	1,479,138
Daikyonishikawa Corp.	8,500	44,276
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	160,404
Daio Paper Corp.(2)	34,500	244,095
Daishi Hokuetsu Financial Group, Inc.	265,400	7,089,671
Daishinku Corp.	11,500	65,937
Daito Pharmaceutical Co. Ltd.	8,100	106,559
Daitron Co. Ltd.	900	18,048
Daiwabo Holdings Co. Ltd.	680,600	13,387,946
DCM Holdings Co. Ltd.	234,200	2,021,790
Dear Life Co. Ltd.	73,300	434,133
Densan System Holdings Co. Ltd.	3,500	65,699
Dowa Holdings Co. Ltd.	358,500	12,736,503
Eagle Industry Co. Ltd.	198,500	2,225,806
Ebara Jitsugyo Co. Ltd.	200	3,985
Eco's Co. Ltd.	14,100	211,953
EDION Corp.	32,700	327,657
Ehime Bank Ltd.	39,700	270,724
EJ Holdings, Inc.	2,900	31,451
Electric Power Development Co. Ltd.	576,300	8,954,720
Enplas Corp.(2)	35,000	3,156,192
ERI Holdings Co. Ltd.	3,800	44,159
Exedy Corp.	366,200	6,314,297
EXEO Group, Inc.	17,000	357,811
FALCO HOLDINGS Co. Ltd.	2,000	28,611
Fast Fitness Japan, Inc.	5,100	38,530
FCC Co. Ltd.	366,300	4,528,298
Feed One Co. Ltd.	4,700	25,148
Ferrotec Holdings Corp.	600,000	12,119,870
FIDEA Holdings Co. Ltd.	31,110	308,929
First Bank of Toyama Ltd.	90,500	483,249
FJ Next Holdings Co. Ltd.	6,300	48,794
Foster Electric Co. Ltd.	14,700	110,556
France Bed Holdings Co. Ltd.	12,600	106,461
Frontier International, Inc.(2)	3,900	45,641
F-Tech, Inc.	26,600	114,650
Fuji Co. Ltd.	138,900	1,758,940
Fuji Corp. Ltd.	9,000	43,497
Fuji Media Holdings, Inc.	128,200	1,321,789
Fuji Seal International, Inc.	3,400	38,544
Fujibo Holdings, Inc.	9,200	229,393
Fujikura Composites, Inc.	39,700	380,178
Fujikura Ltd.	2,779,000	21,418,560
Fujimori Kogyo Co. Ltd.	5,600	147,097
Fujishoji Co. Ltd.	8,200	64,030
FuKoKu Co. Ltd.	81,900	775,531
Fukuyama Transporting Co. Ltd.	144,500	3,588,270
Furukawa Co. Ltd.	214,700	2,719,366
Furukawa Electric Co. Ltd.	525,700	8,459,825

Fuso Chemical Co. Ltd.	55,200	1,636,019
Futaba Industrial Co. Ltd.	682,200	3,952,244
Fuyo General Lease Co. Ltd.	139,300	11,335,468
Gecoss Corp.	2,200	15,759
Geo Holdings Corp.	280,500	4,452,845
GMO Financial Holdings, Inc.	1,600	7,839
Godo Steel Ltd.	87,300	2,700,267
GS Yuasa Corp.(2)	532,600	7,839,849
GSI Creos Corp.	30,800	427,908
G-Tekt Corp.	284,900	3,361,219
GungHo Online Entertainment, Inc.	500	7,735
Gunma Bank Ltd.	3,007,600	15,236,637
H.U. Group Holdings, Inc.	240,300	4,182,180
H2O Retailing Corp.	856,000	9,526,687
Hagiwara Electric Holdings Co. Ltd.	95,400	3,185,922
Halows Co. Ltd.	44,300	1,240,743
Hamakyorex Co. Ltd.	113,000	3,052,814
Hanwa Co. Ltd.	244,300	7,545,499
Happinet Corp.	112,600	1,965,225
Hazama Ando Corp.	493,400	3,646,703
Heiwa Real Estate Co. Ltd.	74,200	2,025,273
Heiwado Co. Ltd.	346,600	5,436,723
HI-LEX Corp.	165,300	1,698,320
Hino Motors Ltd.(1)	625,500	2,026,539
Hirogin Holdings, Inc.	3,300	20,730
Hitachi Zosen Corp.	1,617,300	9,882,435
Hokkoku Financial Holdings, Inc.	118,500	3,633,257
Hokuetsu Corp.(2)	185,000	1,766,650
Hokuetsu Industries Co. Ltd.	88,100	1,342,262
Hokuhoku Financial Group, Inc.	641,700	6,824,505
Hokuto Corp.	163,200	1,931,635
H-One Co. Ltd.	9,400	48,788
Honeys Holdings Co. Ltd.	38,500	435,877
Horiba Ltd.	25,500	1,718,416
Hosiden Corp.	172,500	2,108,646
Hosokawa Micron Corp.	32,100	921,785
HS Holdings Co. Ltd.	94,500	633,589
Hyakugo Bank Ltd.	1,411,700	5,176,260
Hyakujushi Bank Ltd.	103,100	1,812,309
Ichikoh Industries Ltd.	78,000	285,198
Ichinen Holdings Co. Ltd.	40,300	419,712
IDEA Consultants, Inc.	200	2,371
IDOM, Inc.	281,700	1,756,098
IHI Corp.	222,400	4,311,560
Iino Kaiun Kaisha Ltd.	920,800	7,639,443
IMAGICA GROUP, Inc.	8,400	35,654
Inaba Denki Sangyo Co. Ltd.	4,800	106,376
Ines Corp.	200	2,251
I-Net Corp.	1,400	17,954
Integrated Design & Engineering Holdings Co. Ltd.	104,200	2,303,856
Inui Global Logistics Co. Ltd.(2)	42,100	345,467
I-PEX, Inc.	25,700	317,043
I'rom Group Co. Ltd.	13,700	188,471
Ise Chemicals Corp.	5,000	279,885
Itochu Enex Co. Ltd.	468,400	4,834,539

Itochu-Shokuhin Co. Ltd.	9,000	435,221
Itoki Corp.	118,100	1,058,031
IwaiCosmo Holdings, Inc.	116,300	1,384,436
Iyogin Holdings, Inc.	182,800	1,183,456
Izumi Co. Ltd.	292,800	6,995,723
J Front Retailing Co. Ltd.	1,299,700	11,905,805
J Trust Co. Ltd.	236,300	760,624
Jaccs Co. Ltd.	235,100	8,535,463
JAFCO Group Co. Ltd.	432,900	4,982,017
Japan Electronic Materials Corp.	27,900	296,322
Japan Lifeline Co. Ltd.	302,000	2,380,629
Japan Petroleum Exploration Co. Ltd.	322,700	12,333,378
Japan Pulp & Paper Co. Ltd.	26,200	884,565
Japan System Techniques Co. Ltd.	1,200	21,965
Japan Transcity Corp.	4,400	18,507
JDC Corp.(2)	72,600	289,331
JK Holdings Co. Ltd.	3,700	24,167
J-Oil Mills, Inc.	1,900	25,337
JSB Co. Ltd.	30,400	526,169
JTEKT Corp.	973,700	8,947,287
Juroku Financial Group, Inc.	234,200	6,068,922
JVCKenwood Corp.	3,373,600	17,511,627
Kaga Electronics Co. Ltd.	200,200	8,981,770
Kamei Corp.	140,500	1,621,408
Kanamoto Co. Ltd.(2)	442,100	7,715,058
Kandenko Co. Ltd.	277,800	2,499,381
Kaneka Corp.	257,400	6,469,756
Kanro, Inc.	7,300	102,004
Kanto Denka Kogyo Co. Ltd.	890,700	5,006,118
Kato Sangyo Co. Ltd.	185,300	5,864,489
KAWADA TECHNOLOGIES, Inc.	17,800	842,385
Kawasaki Heavy Industries Ltd.	41,300	942,980
Keihanshin Building Co. Ltd.	24,600	235,865
Keiyo Bank Ltd.	515,000	2,445,917
KH Neochem Co. Ltd.(2)	10,400	161,128
Kitz Corp.	319,800	2,473,498
Kiyo Bank Ltd.(2)	289,800	3,121,539
Koa Corp.	700	7,669
Kobe Steel Ltd.	2,213,500	26,000,692
Kohnan Shoji Co. Ltd.	84,200	2,102,334
Komeri Co. Ltd.	282,200	6,006,000
Komori Corp.	3,700	29,309
Konica Minolta, Inc.(1)	2,945,800	9,332,697
Konoike Transport Co. Ltd.	225,100	3,000,193
Konoshima Chemical Co. Ltd.	2,100	18,587
KPP Group Holdings Co. Ltd.	259,200	1,246,089
Krosaki Harima Corp.	3,000	227,982
Kumiai Chemical Industry Co. Ltd.	22,100	162,743
Kuraray Co. Ltd.	1,175,400	11,961,545
Kureha Corp.	17,400	1,018,275
Kurimoto Ltd.	41,200	930,870
Kusuri no Aoki Holdings Co. Ltd.	39,000	902,226
KYB Corp.	217,300	6,997,583
Kyodo Printing Co. Ltd.	2,700	65,597
Kyoei Steel Ltd.	94,800	1,335,177

Kyudenko Corp.	270,000	8,519,165
Kyushu Financial Group, Inc.	475,400	2,684,607
Lawson, Inc.	1,800	88,978
Life Corp.	236,600	5,440,515
Look Holdings, Inc.	600	10,066
Macnica Holdings, Inc.	242,600	12,008,861
Makino Milling Machine Co. Ltd.	34,600	1,358,689
Marubun Corp.	34,900	355,939
Maruha Nichiro Corp.	23,300	447,804
MARUKA FURUSATO Corp.	51,100	933,691
Maruzen Showa Unyu Co. Ltd.	66,500	1,681,188
Matsuda Sangyo Co. Ltd.	30,200	522,023
Mazda Motor Corp.	600	6,461
MCJ Co. Ltd.	464,100	3,368,753
Mebuki Financial Group, Inc.	3,377,900	10,191,505
Megachips Corp.	96,300	2,751,334
Megmilk Snow Brand Co. Ltd.	483,200	7,074,460
Meidensha Corp.	303,400	5,026,952
Meiji Shipping Co. Ltd.	35,500	166,429
Meiko Electronics Co. Ltd.(2)	210,500	6,202,144
Meisei Industrial Co. Ltd.	261,200	1,978,500
Mikuni Corp.	22,300	68,797
Mimasu Semiconductor Industry Co. Ltd.(2)	112,100	2,103,479
Ministop Co. Ltd.	3,200	32,653
Miraial Co. Ltd.	27,100	278,200
MIRAIT ONE Corp.	27,100	338,065
Miroku Jyoho Service Co. Ltd.	5,200	61,085
Mitsuba Corp.	214,400	1,355,455
Mitsubishi Kakoki Kaisha Ltd.	1,400	31,106
Mitsubishi Logisnext Co. Ltd.	317,400	2,844,053
Mitsubishi Logistics Corp.	67,400	2,023,246
Mitsubishi Materials Corp.	1,031,600	16,971,248
Mitsubishi Research Institute, Inc.(2)	33,500	1,087,880
Mitsubishi Shokuhin Co. Ltd.	213,100	7,004,933
Mitsui Chemicals, Inc.	3,400	99,816
Mitsui Matsushima Holdings Co. Ltd.(2)	229,100	4,364,114
Mitsui Mining & Smelting Co. Ltd.	702,800	21,606,238
Mitsui-Soko Holdings Co. Ltd.	228,500	7,470,334
Mitsuuroko Group Holdings Co. Ltd.	2,300	20,437
Miyaji Engineering Group, Inc.	74,800	1,612,124
Miyazaki Bank Ltd.	78,700	1,409,098
Mizuho Leasing Co. Ltd.	246,500	8,289,286
Mizuho Medy Co. Ltd.(2)	30,800	788,649
Morinaga Milk Industry Co. Ltd.	215,800	4,028,308
MrMax Holdings Ltd.	3,100	13,149
Musashi Seimitsu Industry Co. Ltd.	338,400	3,703,011
Musashino Bank Ltd.	235,900	4,565,748
Nachi-Fujikoshi Corp.	200,300	5,138,651
Nafco Co. Ltd.	5,100	64,347
Nagase & Co. Ltd.	28,400	446,608
Nakayama Steel Works Ltd.	142,000	810,963
Namura Shipbuilding Co. Ltd.(2)	738,600	5,161,821
Nanto Bank Ltd.	110,500	1,859,928
NEC Capital Solutions Ltd.	43,700	993,600
Neturen Co. Ltd.	10,700	72,588

NHK Spring Co. Ltd.	757,600	5,776,215
Nichias Corp.	437,700	9,345,605
Nichicon Corp.	434,800	4,329,645
Nichiha Corp.	1,600	30,096
Nichireki Co. Ltd.	61,500	950,895
Nihon Chouzai Co. Ltd.	47,300	411,312
Nihon Dempa Kogyo Co. Ltd.(2)	418,100	3,535,463
Nihon Flush Co. Ltd.	200	1,212
Nihon House Holdings Co. Ltd.	16,100	35,453
Nihon Tokushu Toryo Co. Ltd.	10,500	90,086
Nikkiso Co. Ltd.	507,900	3,461,570
Nikkon Holdings Co. Ltd.	460,500	10,011,553
Nippn Corp.	236,400	3,629,405
Nippon Chemical Industrial Co. Ltd.	2,400	32,943
Nippon Chemi-Con Corp.(1)	42,700	401,103
Nippon Coke & Engineering Co. Ltd.(1)	41,200	33,989
Nippon Denko Co. Ltd.	43,800	89,869
Nippon Densetsu Kogyo Co. Ltd.	4,100	56,247
Nippon Light Metal Holdings Co. Ltd.	294,010	3,356,158
Nippon Pillar Packing Co. Ltd.	54,300	1,690,289
Nippon Road Co. Ltd.	9,500	121,880
Nippon Seisen Co. Ltd.	1,100	34,926
Nippon Sheet Glass Co. Ltd.(1)	70,500	308,273
Nippon Shokubai Co. Ltd.	244,500	8,846,088
Nippon Soda Co. Ltd.	59,400	2,144,034
Nippon Television Holdings, Inc.	289,500	2,821,629
Nippon Thompson Co. Ltd.	199,500	797,806
Nippon Yakin Kogyo Co. Ltd.	113,200	3,204,792
Nipro Corp.	1,378,800	10,432,012
Nishimoto Co. Ltd.	13,500	565,404
Nishi-Nippon Financial Holdings, Inc.	1,154,700	12,788,878
Nishio Holdings Co. Ltd.	214,200	5,270,430
Nissan Shatai Co. Ltd.	120,300	729,258
Nisshin Oillio Group Ltd.	153,000	4,337,753
Nissin Corp.	16,100	273,304
Nittetsu Mining Co. Ltd.	149,000	5,701,095
Nittoc Construction Co. Ltd.	100	696
Nojima Corp.	540,100	5,093,726
NOK Corp.	604,000	7,711,562
Nomura Micro Science Co. Ltd.(2)	19,900	1,537,812
Noritake Co. Ltd.	17,600	825,938
Noritsu Koki Co. Ltd.	170,800	3,459,091
Noritz Corp.(2)	63,600	644,403
North Pacific Bank Ltd.	2,082,600	5,154,339
NPR-RIKEN Corp.	3,000	39,660
NS United Kaiun Kaisha Ltd.	148,800	4,902,895
NTN Corp.(2)	3,153,100	5,928,243
Ogaki Kyoritsu Bank Ltd.	100,300	1,288,041
Okamoto Machine Tool Works Ltd.	17,600	674,313
Okinawa Cellular Telephone Co.	79,500	1,801,150
Okinawa Financial Group, Inc.	59,600	966,687
Okuwa Co. Ltd.	29,600	165,961
Onoken Co. Ltd.	56,100	639,644
Onward Holdings Co. Ltd.	121,900	412,998
Orient Corp.	675,640	4,936,948

Oriental Shiraishi Corp.	584,300	1,304,565
Pacific Industrial Co. Ltd.	638,000	6,039,091
Pack Corp.	10,000	217,529
Pasco Corp.	500	5,703
Pasona Group, Inc.	36,300	575,263
Penta-Ocean Construction Co. Ltd.	2,349,100	12,897,222
Press Kogyo Co. Ltd.	1,280,300	5,376,971
Pressance Corp.	10,100	102,833
Prima Meat Packers Ltd.	243,300	3,705,343
PS Mitsubishi Construction Co. Ltd.(2)	33,300	211,750
Raito Kogyo Co. Ltd.	61,100	817,673
Raiznext Corp.	18,700	175,631
Rasa Industries Ltd.	13,600	195,925
Renewable Japan Co. Ltd.(1)(2)	105,700	535,096
Rengo Co. Ltd.	2,212,500	13,994,408
Resorttrust, Inc.	706,000	10,740,629
Restar Holdings Corp.	1,100	19,951
Ricoh Leasing Co. Ltd.	197,800	6,206,486
Riken Technos Corp.	37,200	218,510
Round One Corp.	1,398,200	5,589,420
Ryobi Ltd.(2)	274,700	5,432,465
Ryosan Co. Ltd.(2)	143,000	4,782,557
Sakata INX Corp.	259,300	2,296,181
Sakura Internet, Inc.(2)	500	6,048
Sala Corp.(2)	111,200	534,668
San ju San Financial Group, Inc.	104,800	1,324,497
San-Ai Obbli Co. Ltd.	423,800	4,628,893
Sangetsu Corp.	433,700	8,408,356
San-In Godo Bank Ltd.	903,400	5,859,097
Sanko Gosei Ltd.	29,100	106,522
Sankyo Tateyama, Inc.(2)	50,900	282,124
Sankyu, Inc.	117,700	4,014,884
Sanoh Industrial Co. Ltd.	137,600	813,002
Sanwa Holdings Corp.	405,900	5,833,403
Sanyo Chemical Industries Ltd.	8,100	234,391
Sanyo Denki Co. Ltd.	12,100	498,656
Sanyo Shokai Ltd.(2)	48,800	891,985
Sanyo Special Steel Co. Ltd.	117,600	2,084,464
SBS Holdings, Inc.	15,300	259,077
Scroll Corp.	274,600	1,716,747
SEC Carbon Ltd.	5,600	474,132
Seed Co. Ltd.	5,000	28,844
Seikitokyu Kogyo Co. Ltd.(2)	4,200	47,311
Seiko Group Corp.	3,300	56,173
Seino Holdings Co. Ltd.	35,600	500,975
Senko Group Holdings Co. Ltd.	928,500	6,632,062
Senshu Electric Co. Ltd.	40,200	922,593
Senshu Ikeda Holdings, Inc.	2,331,200	5,403,956
Shibaura Mechatronics Corp.	91,200	4,130,199
Shibuya Corp.	1,500	25,739
Shikoku Bank Ltd.	15,200	102,846
Shinwa Co. Ltd.	7,900	133,482
Ship Healthcare Holdings, Inc.	56,200	794,026
Siix Corp.	279,800	2,877,138
Sinfonia Technology Co. Ltd.	91,300	1,276,148

Sintokogio Ltd.	29,200	215,075
SK-Electronics Co. Ltd.	56,700	1,399,745
SKY Perfect JSAT Holdings, Inc.	517,200	2,371,157
Soken Chemical & Engineering Co. Ltd.	1,300	21,221
Star Micronics Co. Ltd.	42,200	536,154
Startia Holdings, Inc.	11,800	106,448
Starts Corp., Inc.	273,100	5,150,930
St-Care Holding Corp.	12,200	77,155
Stella Chemifa Corp.	16,600	364,016
Studio Alice Co. Ltd.(2)	12,500	174,182
Sumida Corp.	410,100	3,285,322
Sumiseki Holdings, Inc.(2)	172,300	898,719
Sumitomo Densetsu Co. Ltd.	14,700	254,287
Sumitomo Heavy Industries Ltd.	178,400	4,269,979
Sumitomo Mitsui Construction Co. Ltd.	855,500	2,298,712
Sumitomo Riko Co. Ltd.	463,800	3,243,823
Sumitomo Rubber Industries Ltd.	167,600	1,941,409
Sumitomo Seika Chemicals Co. Ltd.	30,500	1,042,202
Sumitomo Warehouse Co. Ltd.	201,600	3,323,276
Sun Corp.	2,700	40,160
Sun Frontier Fudousan Co. Ltd.	86,700	914,551
Suncall Corp.(2)	4,400	14,124
Sun-Wa Technos Corp.	6,500	98,133
Suruga Bank Ltd.	940,500	4,782,794
Suzuken Co. Ltd.	276,600	9,429,119
SWCC Corp.	22,800	413,802
T RAD Co. Ltd.	4,600	98,251
Tachibana Eletech Co. Ltd.	22,700	446,265
Tachi-S Co. Ltd.	432,400	5,152,711
Taihei Dengyo Kaisha Ltd.	21,200	555,455
Taiheiyo Cement Corp.	281,300	5,287,133
Taiho Kogyo Co. Ltd.	22,800	134,691
Taikisha Ltd.	209,300	5,990,101
Taiyo Holdings Co. Ltd.	42,600	861,606
Takamiya Co. Ltd.	1,600	4,937
Takaoka Toko Co. Ltd.	12,900	180,314
Takara Holdings, Inc.	945,600	7,781,922
Takara Standard Co. Ltd.	81,800	982,476
Takasago International Corp.	10,600	251,640
Takasago Thermal Engineering Co. Ltd.	94,400	1,915,698
Takashimaya Co. Ltd.	750,200	10,107,879
Take & Give Needs Co. Ltd.	14,700	113,814
Tamron Co. Ltd.	50,700	1,512,530
Teijin Ltd.	935,500	8,510,871
Tekken Corp.	2,000	26,386
Tenma Corp.	300	4,739
Tera Probe, Inc.	19,900	840,534
Toa Corp.	136,200	3,292,729
Toagosei Co. Ltd.	600	5,522
Tocalo Co. Ltd.	11,800	114,736
Toda Corp.	64,800	370,222
Toho Co. Ltd.	23,700	495,062
Toho Holdings Co. Ltd.	408,200	8,906,290
TOKAI Holdings Corp.	769,800	4,891,360
Tokai Rika Co. Ltd.	437,400	7,339,514

Tokyo Kiraboshi Financial Group, Inc.	269,700	7,868,154
Tokyo Rope Manufacturing Co. Ltd.	10,400	97,184
Tokyo Steel Manufacturing Co. Ltd.	691,500	8,401,457
Tokyo Tekko Co. Ltd.	39,800	1,067,951
Tokyotokeiba Co. Ltd.(2)	34,600	1,031,076
Toli Corp.	8,400	19,204
Tomoku Co. Ltd.	11,300	166,230
TOMONY Holdings, Inc.	1,245,500	4,135,076
Topre Corp.	422,800	5,740,752
Topy Industries Ltd.	130,800	2,444,013
Torishima Pump Manufacturing Co. Ltd.	82,900	1,234,007
Totech Corp.	14,500	465,522
Towa Bank Ltd.	11,900	50,081
Toyo Construction Co. Ltd.	421,400	3,788,343
Toyo Engineering Corp.(1)	38,200	182,669
Toyo Seikan Group Holdings Ltd.	1,500	23,308
Toyo Tire Corp.	951,500	15,829,013
Toyobo Co. Ltd.	1,700	12,090
Toyoda Gosei Co. Ltd.	362,100	7,265,378
Toyota Boshoku Corp.	249,600	4,316,876
TPR Co. Ltd.	225,400	2,637,387
Traders Holdings Co. Ltd.	6,500	24,199
Transcosmos, Inc.	114,900	2,408,112
TRE Holdings Corp.	336,140	2,553,062
Trusco Nakayama Corp.	326,400	5,246,394
Tsubakimoto Chain Co.	228,800	5,845,566
Tsuburaya Fields Holdings, Inc.	15,000	114,329
Tsukishima Holdings Co. Ltd.	11,100	99,717
Tsukuba Bank Ltd.	141,100	255,154
Tsuzuki Denki Co. Ltd.	11,200	158,171
TV Asahi Holdings Corp.	31,700	359,213
UACJ Corp.	216,000	5,068,583
Uchida Yoko Co. Ltd.	21,800	1,061,222
Unipres Corp.	524,800	3,519,245
United Arrows Ltd.	62,700	830,330
UNITED, Inc.	20,900	121,919
Univance Corp.	29,200	99,102
Valor Holdings Co. Ltd.	445,500	7,131,048
Valqua Ltd.(2)	27,700	732,102
VINX Corp.	1,500	20,403
VT Holdings Co. Ltd.	93,800	332,088
Wakita & Co. Ltd.	228,000	2,290,583
Xebio Holdings Co. Ltd.	76,100	485,332
Yahagi Construction Co. Ltd.	51,900	451,057
YAMABIKO Corp.	215,700	2,172,577
Yamae Group Holdings Co. Ltd.	137,800	3,229,224
Yamagata Bank Ltd.	4,900	35,134
Yamaguchi Financial Group, Inc.	53,400	470,316
Yamaichi Electronics Co. Ltd.	419,000	5,362,410
Yamami Co.	1,200	25,203
Yellow Hat Ltd.	250,500	3,009,818
Yodogawa Steel Works Ltd.	24,000	635,457
Yokorei Co. Ltd.	37,000	277,582
Yokowo Co. Ltd.	17,100	181,298
Yondenko Corp.	15,500	304,817

Yorozu Corp.	4,500	27,476
Yuasa Trading Co. Ltd.	197,900	5,933,824
Yurtec Corp.	34,200	232,264
Zeon Corp.	1,200	11,161
		1,372,822,015
Netherlands — 1.4%
AerCap Holdings NV(1)	12,060	822,733
AMG Critical Materials NV	90,593	2,155,723
ASR Nederland NV	340,344	15,691,062
Basic-Fit NV(1)(2)	190,907	5,449,335
Flow Traders Ltd.(2)	279	5,179
ForFarmers NV(2)	47,215	123,896
Fugro NV(1)	550,313	10,143,068
Koninklijke Heijmans NV, CVA	373,312	5,080,816
Koninklijke Vopak NV	408,520	14,031,121
OCI NV	374,938	8,076,973
SIF Holding NV(1)(2)	327	3,305
Sligro Food Group NV	7,843	133,487
TKH Group NV, CVA(2)	33,888	1,350,191
Van Lanschot Kempen NV	17,506	551,562
		63,618,451
New Zealand — 0.4%
Air New Zealand Ltd.	32,240,018	13,291,773
KMD Brands Ltd.	470,984	223,362
Oceania Healthcare Ltd.	3,435,360	1,566,097
SKYCITY Entertainment Group Ltd.	3,885,338	4,426,580
Warehouse Group Ltd.	9,206	10,322
		19,518,134
Norway — 2.3%
2020 Bulkers Ltd.(1)(2)	59,876	660,421
ABG Sundal Collier Holding ASA	155,065	84,285
Avance Gas Holding Ltd.	34,444	490,474
Belships ASA	624,825	1,086,181
Bluenord ASA(1)	89,311	4,072,718
Bonheur ASA	4,519	76,089
BW Energy Ltd.(1)	506,146	1,156,017
BW LPG Ltd.	1,078,829	15,719,008
BW Offshore Ltd.	1,490,948	3,104,413
DNO ASA	7,004,599	6,784,334
Golden Ocean Group Ltd.	316,268	2,892,830
Gram Car Carriers ASA(1)	7,189	133,445
Hafnia Ltd.	602,364	3,698,860
Hoegh Autoliners ASA	741,988	5,986,743
Kid ASA	53,677	541,671
Klaveness Combination Carriers ASA	3,962	27,948
Magnora ASA(1)	10,085	29,165
Morrow Bank ASA(1)	50,471	18,631
MPC Container Ships ASA	4,702,951	6,036,298
Norske Skog ASA	683,654	2,545,489
Norwegian Air Shuttle ASA(1)	7,593,852	6,992,608
Odfjell Drilling Ltd.	1,375,557	4,397,757
Odfjell Technology Ltd.	45	212
OKEA ASA	180,055	608,194
Panoro Energy ASA	157,585	413,011
Petronor E&P ASA(1)	861	616

PGS ASA(1)	15,348,182	12,826,908
Protector Forsikring ASA	13,325	237,694
Rana Gruber ASA	7,502	54,569
Scatec ASA	162,620	1,079,787
Siem Offshore, Inc.(1)	119,762	269,908
SpareBank 1 Nord Norge	1,035,223	9,184,852
SpareBank 1 SMN	349,156	4,169,204
Sparebanken Vest	58,146	543,096
Stolt-Nielsen Ltd.	192,870	5,587,844
Wallenius Wilhelmsen ASA	435,653	3,807,548
		105,318,828
Portugal — 0.4%
Corticeira Amorim SGPS SA	466	4,597
CTT-Correios de Portugal SA	1,729,401	6,725,191
Greenvolt-Energias Renovaveis SA(1)(2)	2,325	18,023
Mota-Engil SGPS SA	2,619,940	10,574,702
Semapa-Sociedade de Investimento e Gestao	9,782	144,462
		17,466,975
Singapore — 1.2%
Banyan Tree Holdings Ltd.(1)	67,500	18,670
Best World International Ltd.(1)(2)	427,500	537,038
Boustead Singapore Ltd.	16,500	10,234
BRC Asia Ltd.	7,900	10,279
Bumitama Agri Ltd.	1,717,200	776,485
China Sunsine Chemical Holdings Ltd.	1,435,600	423,361
ComfortDelGro Corp. Ltd.	2,635,200	2,544,163
First Resources Ltd.	8,856,000	9,208,340
Food Empire Holdings Ltd.	406,000	330,971
Frencken Group Ltd.	151,800	130,730
Geo Energy Resources Ltd.(2)	16,689,100	3,492,959
Golden Agri-Resources Ltd.	44,993,800	8,912,452
Hong Fok Corp. Ltd.(2)	100	69
Hong Leong Asia Ltd.	177,600	81,701
Hour Glass Ltd.	295,500	335,805
Hutchison Port Holdings Trust, U Shares	41,570,200	6,358,952
Indofood Agri Resources Ltd.	191,900	43,030
InnoTek Ltd.	89,000	27,936
ISDN Holdings Ltd.(2)	1,804,105	451,783
Japfa Ltd.	1,262,400	221,246
Jiutian Chemical Group Ltd.	8,200,500	159,216
QAF Ltd.	44,600	27,320
Rex International Holding Ltd.	13,848,900	1,740,290
RH PetroGas Ltd.(1)(2)	2,033,800	286,351
Riverstone Holdings Ltd.	4,792,900	2,220,134
Samudera Shipping Line Ltd.(2)	3,868,500	1,734,278
Singapore Post Ltd.	696,300	234,138
Tuan Sing Holdings Ltd.	1,691,598	354,254
UG Healthcare Corp. Ltd.(1)	343,100	25,614
Yangzijiang Financial Holding Ltd.(2)	41,726,400	9,989,632
Yangzijiang Shipbuilding Holdings Ltd.	3,400,900	3,687,514
Yanlord Land Group Ltd.(1)	2,825,000	1,141,100
		55,516,045
Spain — 2.0%
Acerinox SA	1,685,323	18,506,875
Amper SA(1)(2)	240,681	25,713

Amper SA(1)	84,238	9,032
Atresmedia Corp. de Medios de Comunicacion SA(2)	296,380	1,229,139
Banco de Sabadell SA	10,243,121	14,979,478
Bankinter SA(2)	3,911,655	27,521,851
Construcciones y Auxiliar de Ferrocarriles SA	26,356	926,581
Deoleo SA(1)(2)	347,596	88,370
Ence Energia y Celulosa SA(2)	1,011,986	3,240,682
Ercros SA	144,817	388,042
Fomento de Construcciones y Contratas SA(2)	16	214
Gestamp Automocion SA	1,730,136	6,636,417
Grupo Catalana Occidente SA	74,954	2,614,639
Laboratorios Farmaceuticos Rovi SA	21,042	1,288,534
Melia Hotels International SA(1)	1,002,178	6,141,192
Miquel y Costas & Miquel SA	215	2,676
Neinor Homes SA(1)	42,864	484,018
Obrascon Huarte Lain SA(1)	210,972	108,017
Prosegur Compania de Seguridad SA(2)	196,979	387,798
Sacyr SA	2,248,656	7,553,924
Soltec Power Holdings SA(1)(2)	28,152	92,933
Tecnicas Reunidas SA(1)(2)	121,059	1,174,799
		93,400,924
Sweden — 4.8%
AcadeMedia AB	222,255	1,117,948
Alleima AB	1,144,465	8,270,649
Arise AB	47,275	179,320
Arjo AB, B Shares	40,965	146,767
Atrium Ljungberg AB, B Shares	33,676	645,639
Avanza Bank Holding AB(2)	97,198	1,909,716
Bahnhof AB, B Shares	2,452	8,218
BE Group AB	12,267	84,032
Beijer Alma AB	86,560	1,507,346
Bilia AB, A Shares	758,436	8,224,378
Billerud Aktiebolag	1,001,719	9,775,709
Bonava AB, B Shares(1)(2)	466,580	598,648
Boozt AB(1)	385	4,319
Bufab AB	104,703	3,159,376
Bulten AB	10,320	62,348
Bure Equity AB	436,008	10,634,747
Byggmax Group AB(1)	140,402	410,829
Camurus AB(1)	39,056	1,717,443
Catena Media PLC(1)(2)	699,115	795,229
Cibus Nordic Real Estate AB publ	560,059	6,768,996
Cint Group AB(1)	1,488,575	1,291,328
Clas Ohlson AB, B Shares	731,970	8,933,593
Cloetta AB, B Shares	251,333	435,809
Corem Property Group AB, B Shares(2)	6,695,097	5,628,409
Dios Fastigheter AB	681,628	4,600,085
Enad Global 7 AB(1)	202,822	344,429
G5 Entertainment AB	35,098	505,038
Granges AB	808,839	8,885,443
Hanza AB	15,113	118,552
Hoist Finance AB(1)	190,033	673,311
Hufvudstaden AB, A Shares	39,851	500,586
Humble Group AB(1)	38,743	35,360
Kopparbergs Bryggeri AB, B Shares	12,361	129,448

Loomis AB	798,251	21,229,413
MEKO AB	49,458	491,701
Mycronic AB	223,660	5,080,815
NCC AB, B Shares	1,197,631	13,387,629
Net Insight AB, B Shares(1)	416,084	178,458
Nobia AB(1)	692,779	589,830
Nolato AB, B Shares	80,657	398,807
Nordic Paper Holding AB	75,223	295,560
Norion Bank AB(1)	222,047	865,417
Note AB(1)	6,830	102,808
NP3 Fastigheter AB	62,207	1,115,531
Nyfosa AB	1,880,733	12,491,030
Pandox AB	899,556	10,943,485
Paradox Interactive AB	314,530	6,287,013
Peab AB, Class B(2)	1,662,766	7,830,332
Platzer Fastigheter Holding AB, B Shares	140,685	910,416
RaySearch Laboratories AB(1)	51,649	470,556
Resurs Holding AB	2,111,080	4,905,355
Rottneros AB	19,509	22,529
Samhallsbyggnadsbolaget i Norden AB(2)	711,700	253,331
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	134,346	50,364
Scandi Standard AB	496,902	2,649,716
Sinch AB(1)(2)	6,850,805	19,494,493
SkiStar AB(2)	470,709	5,040,473
Starbreeze AB(1)	4,755,409	245,054
Tethys Oil AB	186,283	784,762
Tobii AB(1)(2)	21,269	14,597
Troax Group AB	72,713	1,411,567
Truecaller AB, B Shares(1)(2)	1,976,522	6,071,764
Wihlborgs Fastigheter AB	1,065,495	8,651,096
		220,366,950
Switzerland — 4.2%
ALSO Holding AG	29,011	8,136,705
Arbonia AG	4,241	41,272
Ascom Holding AG	5,013	59,619
Autoneum Holding AG(1)(2)	75,011	10,156,541
Bell Food Group AG	11,203	3,498,760
Bellevue Group AG(2)	547	13,437
Bossard Holding AG, Class A	13,331	3,042,584
Bucher Industries AG	24,606	9,706,506
Burckhardt Compression Holding AG	984	550,982
Cembra Money Bank AG	238,411	17,920,130
Coltene Holding AG(1)	5,166	386,328
EFG International AG	1,237,290	14,940,125
Forbo Holding AG	1,744	1,977,118
GAM Holding AG(1)	157,947	75,329
Gurit Holding AG, Bearer Shares(1)	7,816	654,287
Huber & Suhner AG	2,846	211,550
Interroll Holding AG	19	54,421
Leonteq AG(2)	205,317	9,212,472
Liechtensteinische Landesbank AG(2)	5,832	417,355
Metall Zug AG, B Shares	13	20,842
Mobimo Holding AG	12,947	3,836,099
Montana Aerospace AG(1)	2,386	42,704
OC Oerlikon Corp. AG	616,288	2,571,870

Orior AG	42,390	3,518,094
Rieter Holding AG(2)	649	67,180
Siegfried Holding AG(1)	19,465	17,551,157
Stadler Rail AG	459,157	16,998,382
Swiss Steel Holding AG(1)(2)	2,026,686	171,566
Swissquote Group Holding SA	173,820	39,633,600
TX Group AG	734	85,569
u-blox Holding AG(1)	83,065	8,730,000
Valiant Holding AG	125,508	13,545,018
Vontobel Holding AG	11,794	683,469
V-ZUG Holding AG(1)(2)	347	24,471
Zehnder Group AG	79,721	4,420,795
		192,956,337
United Kingdom — 13.5%
AG Barr PLC	1,599	9,653
Alpha Group International PLC	21,923	473,216
Anglo Asian Mining PLC(2)	374,063	359,573
Aston Martin Lagonda Global Holdings PLC(1)	837,332	2,402,508
Atalaya Mining PLC	380,329	1,508,529
Bank of Georgia Group PLC	311,352	13,575,033
Bellway PLC	340,937	9,995,343
Berkeley Group Holdings PLC	101,232	5,940,806
boohoo Group PLC(1)(2)	4,636,167	1,872,942
Britvic PLC	4,685	49,291
Centamin PLC	8,919,975	10,877,117
Central Asia Metals PLC	1,161,119	2,414,637
Clarkson PLC	12,618	465,770
Close Brothers Group PLC	1,126,569	10,964,567
CMC Markets PLC	846,610	964,691
Coats Group PLC	9,738,557	8,143,096
Computacenter PLC	520,001	17,759,599
DFS Furniture PLC	104,877	140,278
Direct Line Insurance Group PLC(1)	1,733,195	4,129,747
Dowlais Group PLC	2,156,402	2,794,243
Drax Group PLC	2,992,378	16,509,651
Dunelm Group PLC	343,844	4,540,423
easyJet PLC(1)	2,777,830	15,977,042
Ecora Resources PLC	222,624	250,980
Endeavour Mining PLC	1,539	36,100
EnQuest PLC(1)	14,723,179	2,542,348
Ferrexpo PLC(1)	1,900,413	1,752,202
Firstgroup PLC(2)	7,905,971	15,987,346
Forterra PLC	833,089	1,611,102
Foxtons Group PLC	211,987	118,205
Frasers Group PLC(1)	615,691	6,878,468
Frontier Developments PLC(1)	10,916	20,619
Genel Energy PLC	184,617	167,457
Georgia Capital PLC(1)	17,721	223,812
Golar LNG Ltd.	903,345	19,449,018
Grafton Group PLC	1,011,997	10,366,522
Greggs PLC	733,054	22,758,394
Gulf Keystone Petroleum Ltd.	1,684,089	2,731,535
Gym Group PLC(1)(2)	146,423	183,374
Halfords Group PLC	1,074,949	2,555,994
Hargreaves Lansdown PLC	222,422	2,021,345

Hays PLC	5,750,726	7,602,948
Helios Towers PLC(1)	879	795
Hikma Pharmaceuticals PLC	806,711	17,579,123
Hill & Smith PLC	72,131	1,646,471
Hilton Food Group PLC	153,178	1,431,767
Hiscox Ltd.	28,233	362,632
Hochschild Mining PLC(1)	2,797,691	3,706,739
Hollywood Bowl Group PLC	8,653	29,125
Howden Joinery Group PLC	3,100,452	28,757,262
Hunting PLC	18,735	61,736
Ibstock PLC	2,686,825	4,445,723
IG Group Holdings PLC	1,266,677	10,954,498
Indivior PLC(1)	320,017	5,210,284
IntegraFin Holdings PLC	2,262	7,242
Intermediate Capital Group PLC	688,586	13,648,817
International Distributions Services PLC(1)	71	218
International Personal Finance PLC	111,135	154,472
Investec PLC	2,060,782	13,392,334
IP Group PLC	1,143,321	729,075
J D Wetherspoon PLC(1)	458,080	3,961,980
J Sainsbury PLC	2,694	9,735
JET2 PLC	1,346,257	20,401,897
Johnson Matthey PLC	546,109	10,703,062
Johnson Service Group PLC	1,397,521	2,322,624
Jubilee Metals Group PLC(1)(2)	1,257,085	87,435
Keller Group PLC	381,001	3,925,126
Keywords Studios PLC	25,976	448,275
Liontrust Asset Management PLC	226,010	1,534,775
Luceco PLC	5,341	8,274
Luxfer Holdings PLC	1,400	11,550
Man Group PLC	9,246,646	24,493,723
Marks & Spencer Group PLC	15,189,200	48,374,620
Marston's PLC(1)	848,372	319,437
Mears Group PLC	352,033	1,225,121
Mitchells & Butlers PLC(1)	1,101,399	3,087,167
Mitie Group PLC	3,960,024	4,893,394
Molten Ventures PLC(1)	335	1,106
Morgan Sindall Group PLC	100,947	2,602,903
MP Evans Group PLC	7,140	67,514
N Brown Group PLC(1)(2)	422,583	90,573
Ninety One PLC(2)	2,389,325	5,206,062
OSB Group PLC	2,689,899	12,817,074
Pagegroup PLC	2,497,565	14,176,182
Pan African Resources PLC	10,024,175	2,108,376
Paragon Banking Group PLC	1,639,467	10,021,945
PayPoint PLC	1,865	11,094
Pendragon PLC(1)	5,227,525	2,100,893
Petra Diamonds Ltd.(1)	60,650	38,155
Plus500 Ltd.	731,477	13,301,151
Prax Exploration & Production PLC	1,669,848	37,313
PZ Cussons PLC	660,492	1,219,881
QinetiQ Group PLC	838,092	3,140,928
Quilter PLC	4,509,811	5,310,856
Rathbones Group PLC	90,766	1,829,287
Reach PLC	1,901,054	1,716,764

Redde Northgate PLC	2,089,203	9,459,456
Redrow PLC	1,205,633	8,221,423
Restaurant Group PLC(1)	503,501	412,229
RHI Magnesita NV	56,688	2,001,616
S4 Capital PLC(1)	549,219	317,806
Savills PLC	137,347	1,377,590
Senior PLC	653,452	1,419,600
Serica Energy PLC	2,164,926	6,279,723
SIG PLC(1)	292,240	105,153
Sirius Real Estate Ltd.	2,455,998	2,732,005
Speedy Hire PLC	2,879,010	1,143,621
Spire Healthcare Group PLC	994,974	2,798,261
St. James's Place PLC	287,231	2,357,922
SThree PLC	783,178	3,998,841
Superdry PLC(1)(2)	35,572	17,203
Synthomer PLC(1)	38,391	83,931
TBC Bank Group PLC	276,201	9,701,272
TI Fluid Systems PLC	1,205,354	2,082,984
TP ICAP Group PLC	1,175,096	2,751,508
Travis Perkins PLC	588,838	5,665,368
Tremor International Ltd.(1)	4,697	8,551
Vanquis Banking Group PLC	1,591,889	2,241,200
Vertu Motors PLC	1,300,184	1,402,461
Vesuvius PLC	847,508	4,593,396
Virgin Money UK PLC	8,385,363	15,403,849
Wickes Group PLC	1,212,896	1,975,246
Yellow Cake PLC(1)	149	1,068
Yu Group PLC	16,089	220,351
		621,623,723
United States†
Resolute Forest Products, Inc.(1)	212,429	236,873
TOTAL COMMON STOCKS (Cost $4,476,039,219)		4,589,249,900
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	7,122	706
Italy†
Webuild SpA(1)(2)	35,053	70,587
TOTAL WARRANTS (Cost $—)		71,293
RIGHTS†
Australia†
Aeris Resources Ltd.(1)	71,932	476
Appen Ltd.(1)	86	4
TOTAL RIGHTS (Cost $—)		480
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,480,121	2,480,121
State Street Navigator Securities Lending Government Money Market Portfolio(3)	68,209,333	68,209,333
TOTAL SHORT-TERM INVESTMENTS (Cost $70,689,454)		70,689,454
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $4,546,728,673)		4,660,011,127
OTHER ASSETS AND LIABILITIES — (1.1)%		(51,441,566)
TOTAL NET ASSETS — 100.0%		$4,608,569,561

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.6%
Financials	19.0%
Materials	14.0%
Energy	13.1%
Consumer Discretionary	12.8%
Information Technology	5.7%
Consumer Staples	4.7%
Real Estate	3.0%
Communication Services	2.4%
Health Care	2.3%
Utilities	1.0%
Short-Term Investments	1.5%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $159,988,210. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $168,982,191, which includes securities collateral of $100,772,858.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$28,104,785	$4,561,145,115	—
Warrants	—	71,293	—
Rights	—	480	—
Short-Term Investments	70,689,454	—	—
	$98,794,239	$4,561,216,888	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.